Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (10,220)	$ (10,707)	$ (10,032)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	142	190	183
Share-based payment	1,055	2,281	1,357
Change in operating lease liability	(91)	134	122
Changes in operating assets and liabilities:
Decrease (increase) in other current assets	(381)	15	(6)
Increase (decrease) in trade accounts payable	87	(86)	36
Increase (decrease) in other accounts payable	(540)	973	136
Net cash used in operating activities	(9,948)	(7,200)	(8,204)
Cash flows from investing activities
Purchase of fixed assets	(273)	(122)	(152)
Net cash used in investing activities	(273)	(122)	(152)
Cash flows from financing activities:
Issuance of preferred A shares, net of issuance expenses	5,000	4,965
Proceeds from exercise of options	127
Issuance of ordinary shares and warrants, net of issuance expenses			9,941
Proceeds from exercise of warrants, net of issuance expenses			3,472
Net cash provided by financing activities	5,127	4,965	13,413
Increase (Decrease) in cash, cash equivalents and restricted cash	(5,094)	(2,357)	5,057
Cash, cash equivalents and restricted cash at the beginning of the period	6,943	9,300	4,243
Cash, cash equivalents and restricted cash at the end of the period	1,849	6,943	9,300
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,649	6,749	9,120
Restricted cash	200	194	180
Total cash, cash equivalents and restricted cash	1,849	6,943	9,300
Non Cash Activities:
Increase in deferred expenses against additional paid in capital (see note 6A)			303
Obtaining a right-of-use asset in exchange for a lease liability	$ 458	$ 35	$ 1,768